CAPITAL STOCK AND STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 06, 2020	Jun. 10, 2020	May 02, 2020	Sep. 17, 2019	Oct. 31, 2020	Jan. 31, 2019	Apr. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015	Nov. 27, 2020	Nov. 26, 2020	Dec. 31, 2018
Stock issued during period, shares								65,000,000
Value of number of shares issued								$ 266,500
Preferred stock, outstanding
Preferred stock, shares authorized								29,978,846	29,978,846
Common stock, shares authorized								1,000,000,000	1,000,000,000			1,000,000,000	150,000,000
Reverse stock split, description		The Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock		The Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock
Equity financings and conversions of debentures, description								As a result of past equity financings and conversions of debentures, the conversion prices of (i) our Series A Preferred Stock has been reduced to $397.50 per share at December 31, 2020, (ii) our Series B Preferred Stock has been reduced to $0.01 per share at December 31, 2020, (iii) 200 shares of our Series C preferred stock has been reduced to $15.00 per share at December 31, 2020, (iv) 90.43418 shares of our Series C Preferred Stock has been reduced to $0.25 per share at December 31, 2019.
Deemed dividends								$ 64,000	$ 54,000
Shares issued for termination, value								5,000	5,000
Debt conversion, amount								1,310,000	331,000
Gain on conversion of debt								$ 334,000	$ 125,000
Ridgeway Termination Agreement [Member]
Shares issued for termination, shares					65,000,000
Shares issued for termination, value					$ 266,500
Common Stock [Member]
Debt conversion, shares issued								120,001,618	508,874
Debt conversion, amount								$ 2,243,628	$ 471,583
Gain on conversion of debt								334,206	125,089
Common Stock [Member] | Principal [Member]
Debt conversion, amount								$ 1,310,068	$ 331,415
Series C 0% Convertible Preferred Stock [Member]
Stock issued during period, shares							290.43148
Conversion price							$ 15.00
Conversion price, description								Series C Preferred Stock at a conversion price of $15.00 per share for 200 shares of series C preferred stock and a conversion price of $7.50 per shares for 90.43418 shares
Preferred stock, stated value							$ 1,000
Subsequent equity sales period							12 months
Series D Preferred Stock [Member]
Conversion price								$ 3.75
Preferred stock, outstanding								5,000	5,000
Preferred stock, shares authorized								5,000	5,000					5,000
Preferred stock, par value														$ 0.0001
Preferred stock, stated value														$ 1.00
Preferred stock, voting right								Each share of Series D Preferred Stock held by a Holder, as such, was entitled to 30,001 votes.
Series A 0% Convertible Preferred Stock [Member]
Stock issued during period, shares											1,853
Conversion price								$ 397.50
Preferred stock, stated value											$ 1,000
Beneficial ownership limitation percentage											9.99%
Subsequent equity sales period											18 months
Series B 0% Convertible Preferred Stock [Member]
Stock issued during period, shares										1,000
Conversion price								$ 0.01
Preferred stock, stated value										$ 1,000
Series B Preferred Stock [Member]
Preferred stock, outstanding								71	71
Preferred stock, shares authorized								1,000	1,000
Series C Preferred Stock [Member]
Preferred stock, outstanding								290	290
Preferred stock, shares authorized								300	300
Series A Preferred Stock [Member]
Preferred stock, outstanding								134	134
Preferred stock, shares authorized								1,854	1,854
Series E Preferred Stock [Member]
Conversion price								$ 0.30
Preferred stock, outstanding								5,000	0
Preferred stock, shares authorized								5,000	5,000
Preferred stock, voting right								Each share of Series E Preferred Stock held by a holder, as such, is entitled to 100,000 votes
Series F Preferred Stock [Member]
Preferred stock, outstanding								8,000	0
Preferred stock, shares authorized								8,000	8,000
Preferred stock, stated value	$ 10.00
Series F Preferred Stock [Member] | Ridgeway Therapeutics, Inc [Member]
Stock issued during period, shares	8,000
Series E 0% Convertible Preferred Stock [Member]
Preferred stock, stated value			$ 1.00
Sale of stock, shares			5,000
Sale of stock value			$ 5,000
Sale of stock, price per share			$ 1.00
Series D Convertible Preferred Stock [Member]
Stock issued during period, shares						5,000
Value of number of shares issued						$ 5,000